Equity Compensation Plans - Assumptions of Black-Scholes Option Pricing Model Used In Estimating Fair Value Of Stock Option Grant (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2016
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate, minimum	2.27%	1.36%
Risk-free interest rate, maximum	2.29%	1.78%
Volatility, minimum		72.35%
Volatility, maximum		80.02%
Dividend yield	0.00%	0.00%
Forfeiture rate	0.00%	11.33%
Weighted average fair value	$ 1.66	$ 7.23
Minimum
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)	5 years	5 years 3 months
Maximum
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected term (in years)	6 years 29 days	6 years 29 days